Other Comprehensive Income (Loss) (Changes in Accumulated Other Comprehensive Income (Loss)) (Details)	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2011 Changes In Accumulated Other Comprehensive Income (Loss) [Member] JPY (¥)	Mar. 31, 2011 Changes In Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Mar. 31, 2010 Changes In Accumulated Other Comprehensive Income (Loss) [Member] JPY (¥)	Mar. 31, 2009 Changes In Accumulated Other Comprehensive Income (Loss) [Member] JPY (¥)
Foreign currency translation adjustments, Beginning balance					¥ (85,931,000,000)	$ (1,035,313,000)	¥ (72,295,000,000)	¥ (11,125,000,000)
Foreign currency translation adjustments, Change during the year	(461,277,000)	(38,286,000,000)	(13,634,000,000)	(61,368,000,000)	(38,555,000,000)	(464,518,000)	(13,636,000,000)	(61,170,000,000)
Foreign currency translation adjustments, Ending balance					(124,486,000,000)	(1,499,831,000)	(85,931,000,000)	(72,295,000,000)
Unrealized gains (losses) on securities, Beginning balance					2,372,000,000	28,578,000	1,848,000,000	1,316,000,000
Unrealized gains (losses) on securities, Change during the year	1,061,000	88,000,000	534,000,000	411,000,000	94,000,000	1,133,000	524,000,000	532,000,000
Unrealized gains (losses) on securities, Ending balance					2,466,000,000	29,711,000	2,372,000,000	1,848,000,000
Unrealized gains (losses) on derivatives, Beginning balance					(1,157,000,000)	(13,940,000)	(373,000,000)	(408,000,000)
Unrealized gains (losses) on derivatives, Change during the year	(398,000)	(33,000,000)	(780,000,000)	37,000,000	(11,000,000)	(133,000)	(784,000,000)	35,000,000
Unrealized gains (losses) on derivatives, Ending balance					(1,168,000,000)	(14,073,000)	(1,157,000,000)	(373,000,000)
Pension liability adjustments, Beginning balance					(47,335,000,000)	(570,301,000)	(54,301,000,000)	(20,788,000,000)
Pension liability adjustments, Adjustment of measurement date change								(6,000,000)
Pension liability adjustments, Adjusted beginning balance					(47,335,000,000)	(570,301,000)	(54,301,000,000)	(20,794,000,000)
Pension liability adjustments, Change during the year	(2,241,000)	(186,000,000)	7,031,000,000	(33,562,000,000)	(179,000,000)	(2,157,000)	6,966,000,000	(33,507,000,000)
Pension liability adjustments, Ending balance					(47,514,000,000)	(572,458,000)	(47,335,000,000)	(54,301,000,000)
Total accumulated other comprehensive income (loss), Beginning balance		(132,051,000,000)			(132,051,000,000)	(1,590,976,000)	(125,121,000,000)	(31,005,000,000)
Total accumulated other comprehensive income (loss), Adjustment of measurement date change								(6,000,000)
Total accumulated other comprehensive income (loss), Adjusted beginning balance					(132,051,000,000)	(1,590,976,000)	(125,121,000,000)	(31,011,000,000)
Total accumulated other comprehensive income (loss), Change during the year					(38,651,000,000)	(465,675,000)	(6,930,000,000)	(94,110,000,000)
Total accumulated other comprehensive income (loss), Ending balance	$ (2,056,651,000)	¥ (170,702,000,000)	¥ (132,051,000,000)		¥ (170,702,000,000)	$ (2,056,651,000)	¥ (132,051,000,000)	¥ (125,121,000,000)